UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5976

Seligman Select Municipal Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

========================================================================================================================
PORTFOLIO OF INVESTMENTS (unaudited)                                                                September 30, 2006

------------------------------------------------------------------------------------------------------------------------
                             FACE
STATE#                      AMOUNT                   MUNICIPAL BONDS                                 RATING+     VALUE
------------------------------------------------------------------------------------------------------------------------
ALABAMA -- 10.2%         $10,000,000     Jefferson County, AL Sewer Rev. (Capital Improvement
                                          Warrants), 5.125% due 2/1/2039(Ø).......................   Aaa     $10,434,600
                           5,000,000     McIntosh, AL Industrial Development Board
                                          Environmental Facilities Rev. (CIBA Specialty
                                          Chemicals), 5.375% due 6/1/2028.........................   Baa2      5,102,000
ALASKA -- 5.1%             4,145,000     Alaska Energy Authority Power Rev. (Bradley Lake
                                          Hydroelectric Project), 6% due 7/1/2020.................   Aaa       4,951,907
                           2,395,000     Alaska Energy Authority Power Rev. (Bradley Lake
                                          Hydroelectric Project), 6% due 7/1/2021.................   Aaa       2,877,137
CALIFORNIA -- 15.3%        9,130,000     California Pollution Control Financing Authority
                                          Sewage and Solid Waste Disposal Facilities Rev.
                                          (Anheuser-Busch Project), 5.75% due 12/1/2030*..........   A1        9,246,955
                           4,100,000     Foothill/Eastern Transportation Corridor Agency,
                                          CA Toll Road Rev., 5.75% due 1/15/2040..................  Baa3       4,263,672
                           4,000,000     San Diego, CA Public Facilities Financing Authority
                                          Sewer Rev. Series 1999-A, 5% due 5/15/2029..............   Aaa       4,113,480
                           5,700,000     San Diego, CA Public Facilities Financing Authority
                                          Sewer Rev. Series 1999-B, 5% due 5/15/2029..............   Aaa       5,861,709
COLORADO -- 3.9%           5,590,000     Colorado Regional Transportation District Sales
                                          Tax Rev., 5% due 11/1/2024..............................   Aaa       5,918,916
FLORIDA -- 5.2%            2,440,000     Orange County, FL School Board (Certificates of
                                          Participation), 5% due 8/1/2025.........................   Aaa       2,580,910
                           5,000,000     Reedy Creek, FL Improvement District GOs,
                                          5% due 6/1/2025.........................................   Aaa       5,314,100
ILLINOIS -- 6.6%           4,700,000     Chicago, IL GOs, 5.50% due 1/1/2040(Ø)...................   Aaa       5,060,490
                           2,800,000     Chicago, IL GOs, 5.50% due 1/1/2040......................   Aaa       2,985,220
                           2,000,000     Illinois State Build Illinois Bonds (Sales Tax Rev.),
                                          5% due 6/15/2028........................................   Aaa       2,111,120
LOUISIANA -- 5.6%          5,200,000     Louisiana Public Facilities Authority Hospital Rev.
                                          (Southern Baptist Hospitals, Inc. Project),
                                          8% due 5/15/2012++......................................   AAA‡      5,839,236
                           2,500,000     Shreveport, LA GOs, 5% due 5/1/2018......................   Aaa       2,679,575
MASSACHUSETTS -- 12.6%     2,500,000     Commonwealth of Massachusetts GOs,
                                          5% due 3/1/2024.........................................   Aaa       2,653,325
                           4,000,000     Massachusetts Development Finance Agency Rev.
                                          (WGBH Educational Foundation),
                                          5.75% due 1/1/2042......................................   Aaa       5,004,680
                           1,750,000     Massachusetts State Port Authority Rev.,
                                          5% due 7/1/2025.........................................   Aaa       1,855,525
                           6,000,000     Massachusetts State School Building Authority
                                          Dedicated Sales Tax Rev., 5% due 8/15/2023..............   Aaa       6,407,400
                           3,000,000     Massachusetts State Water Resources Authority Rev.,
                                          5.25% due 8/1/2024......................................   Aaa       3,318,690
MICHIGAN -- 4.8%           5,000,000     Detroit, MI Sewage Disposal System Rev.,
                                          5% due 7/1/2030.........................................   Aaa       5,264,000
                           2,000,000     Kalamazoo, MI Hospital Finance Authority Rev.
                                          (Bronson Methodist Hospital), 5.50% due 5/15/2028(Ø)....   Aaa       2,079,620

---------------
See footnotes on page 6.

4

========================================================================================================================
PORTFOLIO OF INVESTMENTS (unaudited)                                                                September 30, 2006

------------------------------------------------------------------------------------------------------------------------
                             FACE
STATE#                      AMOUNT                   MUNICIPAL BONDS                                 RATING+     VALUE
------------------------------------------------------------------------------------------------------------------------
MINNESOTA -- 1.8%         $2,500,000     Minnesota Agricultural and Economic Development
                                          Board Rev. (The Evangelical Lutheran Good
                                          Samaritan Society Project), 6.625% due 8/1/2025.........    A3      $2,739,425
MISSOURI -- 2.1%           1,550,000     Metropolitan St. Louis, MO Sewer District
                                          Wastewater System Rev., 5% due 5/1/2024.................   Aaa       1,643,248
                           1,510,000     Missouri State Housing Development Commission
                                          Single Family Mortgage Rev. (Homeownership
                                          Loan Program), 5.5% due 3/1/2033*.......................   AAA‡      1,513,111
NEW JERSEY -- 5.4%         8,000,000     New Jersey Economic Development Authority
                                          Water Facilities Rev. (New Jersey American
                                          Water Co., Inc.), 5.375% due 5/l/2032*..................   Aaa       8,308,800
NEW YORK -- 16.9%          5,000,000     Long Island, NY Power Authority Electric System
                                          General Rev., 5.25% due 12/1/2020.......................   Aaa       5,539,250
                           5,000,000     Metropolitan Transportation Authority, NY
                                          (Transportation Rev.), 5% due 11/15/2027................   Aaa       5,323,850
                           8,000,000     New York City, NY Municipal Water Finance
                                          Authority Water & Sewer System Rev.,
                                          5% due 6/15/2027........................................   Aaa       8,498,400
                           6,000,000     New York, NY GOs, 5% due 8/1/2017........................   Aaa       6,500,340
NEW YORK AND               6,500,000     Port Authority of New York and New Jersey Rev.
  NEW JERSEY -- 4.4%                       (JFK International Air Terminal LLC Project),
                                           5.75% due 12/1/2022*...................................   Aaa       6,770,270
OHIO -- 3.0%                 105,000     Cleveland, OH Waterworks Improvement First
                                          Mortgage Rev., 5.75% due 1/1/2021.......................   Aaa         107,264
                           3,890,000     Ohio Water Development Authority Rev.
                                          (Drinking Water Assistance Fund),
                                          5.25% due 12/1/2021.....................................   Aaa       4,424,564
PENNSYLVANIA -- 2.9%       3,000,000     Delaware County, PA Industrial Development
                                          Authority Water Facilities Rev. (Philadelphia
                                          Suburban Water), 5.35% due 10/1/2031*...................   Aaa       3,160,770
                           1,250,000     Pennsylvania State University Rev., 5% due 9/1/2024......   Aa2       1,334,275
SOUTH CAROLINA -- 8.6%     2,500,000     Columbia, SC Waterworks and Sewer System Rev.,
                                          5% due 2/1/2026.........................................   Aaa       2,657,425
                           5,000,000     South Carolina State Ports Authority Rev.,
                                          5.3 % due 7/1/2026*.....................................   Aaa       5,140,699
                           5,000,000     South Carolina State Public Service Authority Rev.,
                                          5.25% due 1/1/2021......................................   Aaa       5,499,500
TEXAS -- 13.3%             5,000,000     Dallas-Fort Worth, TX International Airports Rev.,
                                          5.75% due 11/1/2030*....................................   Aaa       5,250,500
                           3,000,000     Houston, TX Airport System Rev., 5.625% due 7/1/2030*....   Aaa       3,161,820
                           4,000,000     Houston, TX Higher Education Finance Corporation
                                          Rev. (Rice University Project), 5.375% due 11/15/2029(Ø)   Aaa       4,247,520
                           7,500,000     Matagorda County, TX Navigation District
                                          No. 1 Pollution Control Rev. (Central Power
                                          and Light Co. Project), 6.125% due 5/1/2030*............   Aaa       7,663,800
WASHINGTON -- 6.6%         4,795,000     Chelan County, WA Public Utility District No. 1 Rev.
                                          (Chelan Hydro Consolidated System ),
                                          6.25% due 7/1/2017*.....................................   Aaa       4,975,628

------------
See footnotes on page 6.

                                                                               5

========================================================================================================================
PORTFOLIO OF INVESTMENTS (unaudited)                                                                September 30, 2006

------------------------------------------------------------------------------------------------------------------------
                             FACE
STATE#                      AMOUNT                   MUNICIPAL BONDS                                 RATING+     VALUE
------------------------------------------------------------------------------------------------------------------------
WASHINGTON (continued)   $5,000,000     Chelan County, WA Public Utility District No. 1 Rev.
                                          (Chelan Hydro Consolidated System),
                                          6.35% due 7/1/2028*.....................................    Aaa    $  5,193,300
                                                                                                             ------------
TOTAL MUNICIPAL BONDS -- 134.3%..........................................................................     205,578,026
                                                                                                             ------------
                                                   SHORT-TERM HOLDINGS
                                                   -------------------

FLORIDA -- 3.1%            4,800,000     Sarasota County, FL Public Hospital Board Rev.
                                          (Sarasota Memorial Hospital Project),
                                          VRDN, due 7/1/2037......................................  VMIG 1      4,800,000
ILLINOIS -- 5.6%           8,500,000     Illinois Health Facilities Authority Rev. (University
                                          of Chicago Hospital), VRDN, due 8/15/2026...............  VMIG 1      8,500,000
NORTH CAROLINA -- 1.3%     2,000,000     Charlotte-Mecklenburg Hospital Authority, NC
                                          Health Care System Rev., VRDN, due 1/15/2026............  VMIG 1      2,000,000
PENNSYLVANIA -- 0.4%         600,000     Philadelphia, PA Authority for Industrial
                                          Development Revenue Bonds (Regional Performing
                                          Arts Center Project), VRDN, due 6/1/2025................  VMIG 1        600,000
SOUTH CAROLINA -- 2.3%     3,535,000     Spartanburg County, SC Health Services District, Inc.
                                          Hospital Rev., VRDN, due 4/15/2023......................  A-1+‡       3,535,000
                                                                                                             ------------
TOTAL SHORT-TERM HOLDINGS -- 12.7%........................................................................     19,435,000
                                                                                                            -------------
TOTAL INVESTMENTS -- 147.0%...............................................................................    225,013,026
OTHER ASSETS LESS LIABILITIES -- 2.0%.....................................................................      3,032,369
PREFERRED SHARES SUBJECT TO MANDATORY REDEMPTION -- (49.0%)...............................................   (75,000,000)
                                                                                                            -------------
NET ASSETS -- 100.0%......................................................................................   $153,045,395
                                                                                                            =============

----------------
  # The percentage shown for each state represents the total market value of bonds held of issuers in that state, measured as a percent of net assets for Common Stock, which does not include the net assets attributable to
    Preferred Stock of the Fund.

  + Credit ratings are primarily those issued by Moody's Investors Service, Inc.
    ("Moody's"). Where Moody's ratings have not been assigned, ratings from
    Standard & Poor's Corporation ("S&P") were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody's have been reported as AAA.

 ++ Escrowed-to-maturity security.

  Ø Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.

  * Interest income earned from this security is subject to the federal alternative minimum tax.

VRDN (variable rate demand notes) purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At September 30,
2006, the interest rates earned on these notes ranged from 3.73% to 3.86%.

Short-term holdings include securities with stated or effective maturity dates of less than one year.

The cost of investments for federal income tax purposes was $216,671,663. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $8,353,068 and $11,705, respectively.

SECURITY VALUATION -- Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices, which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the
Fund's investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of
Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

6

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN SELECT MUNICIPAL FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 27, 2006

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 27, 2006

SELIGMAN SELECT MUNICIPAL FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.